Leases (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 29, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Feb. 12, 2024	Oct. 02, 2023
Right-of-use Asset		$ 357,278		$ 357,278		$ 406,726	$ 80,789	$ 56,909
Operating Lease Liability		366,430		366,430		410,237	87,414	$ 62,124
Selling, general and administrative expenses						5,215
Operating lease cost		$ 32,000	$ 20,000	95,000	$ 46,000	78,000	52,000
Cash paid for amounts included in measurement of operating lease liabilities				88,000	$ 49,000	$ 83,910	$ 50,600
Office Leases [Member]
Annual rent				$ 2,200
Lease term	60 months								1 year
Monthly rent	$ 9,685